LOAN PAYABLES	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LOAN PAYABLES

NOTE 6 – LOAN PAYABLES

On November 20, 2021, the Company entered into a loan agreement of $108,500 with Shenzhen Shihong Education and Culture Ltd. The loan was due on November 22, 2022 and had no interest charge if the loan was repaid upon maturity. If the loan was not fully repaid on or before November 22, 2022, the Company would be charged 0.03% interest per day. The Company repaid the loan in full on May 20, 2022. As of December 31, 2022 and 2021, the ending balance of loan payables was $0 and $110,110, respectively.